Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment for continuing operations	$ 568.5	$ 425.8	$ 421.4
Fleet assets pledged	80.7
$60 million senior secured revolving credit facility
Property, Plant and Equipment [Line Items]
Revolving credit facility, maximum borrowing capacity	$ 60.0